Warrants and Options	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants and Rights Note Disclosure [Abstract]
WARRANTS AND OPTIONS

NOTE 7 - WARRANTS AND OPTIONS

During the year ended December 31, 2011, the Company issued a total of 8,284,999 warrants to purchase restricted common stock. Of those warrants, 8,134,999 were issued to private placement investors which are subject to down round full ratchet anti dilution provisions requiring periodic repricing if shares are later offered at lower prices.  In May 2012 holders of 7,529,999 warrants received 1,506,004 shares of restricted common stock in exchange for those warrants.

The following tables summarize warrants issued during the year ended December 31, 2011 to private placement stockholders and consultants. For the six months ended June 30, 2012, no warrants were issued and no expense was recognized.

Grant Date	Number of Warrants Issued	Number of Warrants Exchanged	Number of Warrants Outstanding	Exercise Price Original/Repriced	Expiration Term in Years
February 25, 2011 (A)	4,766,666	4,650,000	116,666	$0.60 /$0.10	2.67
May 31, 2011 (A)	1,409,999	963,333	446,666	$0.60/$0.10	2.92
June 27, 2011 (A)	1,875,001	1,833,333	41,668	$0.60/$0.10	3.00
June 27, 2011 (B)	100,000	-	100,000	$1.00	2.00
July 12, 2011 (A)	83,333	83,333	-	$0.60/$0.10	3.00
December 27, 2011 (B)	50,000	-	50,000	$1.00	2.00

(A) Private placement warrants (these warrants are subject to down round full ratchet anti dilution provisions and based on the 2012 private placements at $0.10 per share, the exercise price has been adjusted to $0.10 until such later time as a lower down round offering takes place)
(B) Sponsorship agreement, including put option - see Note 10

Activity in warrants for each of the year ended December 31, 2011 and the six months  ended June 30, 2012 is summarized as follows:

	Shares Under Warrants	Weighted Average Exercise Price Original/Repriced
Balance at January 1, 2011	-
Warrants granted	8,284,997	$0.61/$0.10
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2011	8,284,997	$0.61/$0.10
Warrants granted	-
Warrants exercised	-
Warrants cancelled/exchanged/expired	(7,529,999)
Balance at June 30, 2012	754,998	$0.61/$0.10

The following table summarizes information about warrants outstanding and exercisable at June 30, 2012. As all warrants currently outstanding are fully and immediately vested at issuance, the information for both outstanding and exercisable are identical.

Warrants Outstanding and Exercisable
Range of Exercise Price		Warrants Outstanding and Exercisable	Weighted Average Remaining Contractual Life
$0.60	(A)	604,998	2.30
$1.00		150,000	1.66
(A) The exercise price decreased to $0.10 in 2012 upon the closing of certain private placements

The following table summarizes the assumptions used to value the warrants using the Black-Scholes option pricing model:

	Grant Date	Number of Warrants Issued/ Outstanding	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
(A)	02/25/11	4,766,666	$0.500	$0.60	3.00	285.20%	0.00%	1.48%
(B)	Remeasurement	116,666	$0.480	$0.10	1.92	184.00%	0.00%	0.51%
(A)	05/31/11	1,409,999	$0.850	$0.60	3.00	208.89%	0.00%	0.79%
(B)	Remeasurement	446,666	$0.480	$0.10	2.17	184.00%	0.00%	0.51%
(A)	06/27/11	1,874,999	$0.670	$0.60	3.00	295.31%	0.00%	0.64%
(B)	Remeasurement	41,668	$0.480	$0.10	2.25	184.00%	0.00%	0.51%
(A)	07/12/11	83,333	$0.700	$0.60	3.00	278.00%	0.00%	0.42%
(B)	Remeasurement	-	$0.480	$0.10	2.33	184.00%	0.00%	0.51%
(C)	06/27/11	100,000	$0.670	$1.00	2.00	213.59%	0.00%	0.41%
(C)	12/23/11	50,000	$0.090	$1.00	2.00	209.00%	0.00%	0.28%

(A) Private placement warrants
(B) Remeasurement required at end of each period because of the down round full ratchet anti dilution provision
(C) Sponsorship agreement, including put option - see Note 10

In July and August 2011, the Company issued an aggregate of 1,250,000 options to purchase restricted common stock to the following directors and scientific advisory board members (see Note 10).

Issued to and Grant Date	Number of Options	Exercise Price	Expiration Term in Years
Dr. Louis Aronne - director - July 14, 2011	250,000	$0.64	10
Dr. Louis Aronne - scientific advisory board - July 14, 2011	500,000	$0.64	10
Dr. Robert Hariri - director - July 26, 2011	250,000	$0.69	10
Dr.Peter Diamandis - director -August 15, 2011	250,000	$0.45	10
Dr.Buzz Aldrin - director -May 24, 2012	250,000	$0.14	10

The following table summarizes the assumptions used to value the director/advisory board options using the Black-Scholes option pricing model:

Grant Date	Number of Options	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
07/14/11	750,000	$0.640	$0.64	10.00	287.00%	0.00%	2.98%
07/26/11	250,000	$0.690	$0.69	10.00	285.00%	0.00%	2.99%
08/15/11	250,000	$0.450	$0.45	10.00	284.00%	0.00%	2.29%
05/24/12	250,000	$0.140	$0.45	10.00	187.00%	0.00%	1.77%

Activity in stock options for each of the year ended December 31, 2011 and quarter ended June 30, 2012 is summarized as follows:

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2011	-
Options granted	1,250,000	$0.61
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2011	1,250,000	$0.61
Options granted	250,000	0.14
Options exercised	-
Options cancelled/expired	-
Balance at June 30, 2012	1,500,000	$0.53

At June 30, 2012, the weighted-average remaining term of the options was 9.07 years and the aggregate intrinsic value was $81,250. The aggregate unvested cost of the options at June 30, 2012 was $420,850.

The following table summarizes information about options outstanding and exercisable at June 30, 2012.

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$0.64	750,000	9.04	$0.64	208,333	9.04
$0.69	250,000	9.08	$0.69	83,333	9.08
$0.45	250,000	9.13	$0.45	83,333	9.13
$0.14	250,000	9.92	$0.14	83,333	9.90

NOTE 7 - WARRANTS AND OPTIONS

The following tables summarize warrants issued during the year ended December 31, 2011 to private placement stockholders and consultants. For the year ended December 31, 2010, no warrants were issued and no expense was recognized.

Grant Date	Number of Warrants	Exercise Price	Expiration Term in Years
February 25, 2011 (A)	4,766,666	$0.60	3
May 31, 2011 (A)	1,409,999	$0.60	3
June 27, 2011 (A)	1,874,999	$0.60	3
June 27, 2011 (B)	100,000	$1.00	2
July 12, 2011 (A)	83,333	$0.60	3
December 27, 2011 (B)	50,000	$1.00	2

(A) Private placement warrants (note that since these warrants are subject to down round full ratchet anti dilution provisions and based on the December 2, 2011 private placement of 200,000 shares at $0.20 per share, the exercise price adjusted to $0.20 until such later time as a lower down round would take place)

(B) Sponsorship agreement, including put option - see Note 10

Activity in warrants for each of the years ended December 31, 2011 and 2010 is summarized as follows:

	Shares Under Warrants	Weighted Average Exercise Price
Balance at January 1, 2010	-
Warrants granted	-
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2010	-
Warrants granted	8,284,997	$0.61
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2011	8,284,997	$0.61

The following table summarizes information about warrants outstanding and exercisable at December 31, 2011. As all warrants currently outstanding are fully and immediately vested at issuance, the information for both outstanding and exercisable are identical.

Warrants Outstanding and Exercisable
Range of Exercise Price	Warrants Outstanding and Exercisable	Weighted Average Remaining Contractual Life
$ 0.60 (A)	8,134,997	2.30
$ 1.00	150,000	1.66

(A) The exercise price decreased to $0.20 upon the closing of the December 2, 2011 private placement

The following table summarizes the assumptions used to value the warrants using the Black-Scholes option pricing model:

	Grant Date	Number of Warrants	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
(A)	02/25/11	4,766,666	$0.500	$0.60	3.00	285.20%	0.00%	1.48%
(B)	Remeasurement		$0.105	$0.20	2.33	209.00%	0.00%	0.36%
(A)	05/31/11	1,409,999	$0.850	$0.60	3.00	208.89%	0.00%	0.79%
(B)	Remeasurement		$0.105	$0.20	2.59	209.00%	0.00%	0.36%
(A)	06/27/11	1,874,999	$0.670	$0.60	3.00	295.31%	0.00%	0.64%
(B)	Remeasurement		$0.105	$0.20	2.67	209.00%	0.00%	0.36%
(A)	07/12/11	83,333	$0.700	$0.60	3.00	278.00%	0.00%	0.42%
(B)	Remeasurement		$0.105	$0.20	2.75	209.00%	0.00%	0.36%
(C)	06/27/11	100,000	$0.670	$1.00	2.00	213.59%	0.00%	0.41%
(C)	12/23/11	50,000	$0.090	$1.00	2.00	209.00%	0.00%	0.28%
(A) Private placement warrants
(B) Remeasurement required at end of each period because of the down round full ratchet anti dilution provision
(C) Sponsorship agreement, including put option - see Note 10

In July and August 2011, the Company issued an aggregate of 1,250,000 options to purchase restricted common stock to directors and medical advisory board members (see Note 10).

Grant Date	Number of Options	Exercise Price	Expiration Term in Years
Dr. Louis Aronne - director - July 14, 2011	250,000	$0.64	10
Dr. Louis Aronne - medical advisory board - July 14, 2011	500,000	$0.64	10
Dr. Robert Hariri - director - July 26, 2011	250,000	$0.69	10
Dr.Peter Diamandis - director -August 15, 2011	250,000	$0.45	10

The following table summarizes the assumptions used to value the director/advisory board options using the Black-Scholes option pricing model:

Grant Date	Number of Options	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
07/14/11	750,000	$0.640	$0.64	10.00	287.00%	0.00%	2.98%
07/26/11	250,000	$0.690	$0.69	10.00	285.00%	0.00%	2.99%
08/15/11	250,000	$0.450	$0.45	10.00	284.00%	0.00%	2.29%

Activity in stock options for each of the years ended December 31, 2011 and 2010 is summarized as follows:

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2010	-
Options granted	-
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2010	-
Options granted	1,250,000	$0.61
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2011	1,250,000	$0.61

At December 31, 2011, the weighted-average remaining term of the options was 9.56 years and the aggregate intrinsic value was nil because none of the options have a strike price below the quoted market price of the Company's shares. The aggregate unvested cost of the options at December 31, 2011 was $567,500.

The following table summarizes information about options outstanding and exercisable at December 31, 2011.

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$ 0.64	750,000	9.53	$0.64	208,333	9.53
$ 0.69	250,000	9.57	$0.69	83,333	9.57
$ 0.45	250,000	9.62	$0.45	83,333	9.62